Debt securities	12 Months Ended
Dec. 31, 2017
Debt securities
Debt securities

13 Debt securities

					Other
	Central and local government				financial			Of which
	UK	US	Other	Banks	institutions	Corporate	Total	ABS (1)
2017	£m	£m	£m	£m	£m	£m	£m	£m
Held-for-trading	3,514	3,667	14,736	1,844	2,746	974	27,481	870
Designated as at fair value through profit or loss	—	—	—	—	—	—	—	—
Available-for-sale	17,656	8,461	11,454	2,218	3,784	108	43,681	1,826
Loans and receivables	—	—	—	—	3,501	142	3,643	3,500
Held-to-maturity	4,128	—	—	—	—	—	4,128	—

	25,298	12,128	26,190	4,062	10,031	1,224	78,933	6,196

Available-for-sale
Gross unrealised gains	703	67	324	8	24	1	1,127	12
Gross unrealised losses	(19)	(70)	(16)	(4)	(7)	(1)	(117)	—

2016

Held-for-trading	2,615	4,133	14,087	821	2,299	549	24,504	886
Designated as at fair value through profit or loss	—	—	25	—	2	—	27	—
Available-for-sale	10,581	6,953	15,678	1,852	4,072	118	39,254	2,263
Loans and receivables	—	—	—	—	3,774	194	3,968	3,814
Held-to-maturity	4,769	—	—	—	—	—	4,769	—

	17,965	11,086	29,790	2,673	10,147	861	72,522	6,963

Available-for-sale
Gross unrealised gains	768	56	504	8	93	2	1,431	75
Gross unrealised losses	(16)	(123)	(13)	(1)	(43)	(2)	(198)	(32)

Note:

(1)	Includes covered bonds.

Gross gains of £58 million (2016 - £115 million) and gross losses of £12 million (2016 - £107 million) were realised on the sale of available-for-sale securities in continuing operations.

There were no gross gains or losses in discontinued operations in 2017 or 2016.

The following table analyses available-for-sale debt securities and the related yield (based on weighted averages) by remaining maturity and issuer.

	0-1 years		1-5 years		5-10 years		Over 10 years		Total
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
2017	£m	%	£m	%	£m	%	£m	%	£m	%
Central and local governments
- UK	1,152	1.7	7,000	2.5	5,814	2.0	3,690	3.2	17,656	2.4
- US	455	0.8	4,243	1.9	2,221	2.1	1,542	2.8	8,461	2.1
- other	4,716	0.7	3,405	1.5	2,230	1.1	1,103	2.6	11,454	1.2
Banks	619	0.6	1,287	0.9	312	0.6	—	—	2,218	0.8
Other financial institutions	987	1.2	1,983	1.1	491	1.0	323	0.4	3,784	1.1
Corporate	26	1.9	63	1.9	19	1.0	—	—	108	1.8

	7,955	0.9	17,981	1.9	11,087	1.7	6,658	2.9	43,681	1.8

Of which ABS (1)	263	0.4	1,009	0.5	231	-	323	0.1	1,826	0.4

2016

Central and local governments
- UK	1,722	0.9	2,900	5.2	3,318	3.5	2,641	3.0	10,581	3.4
- US	41	1.9	2,797	1.9	2,799	2.1	1,316	3.0	6,953	2.2
- other	5,104	1.1	5,942	1.0	3,444	1.2	1,188	2.4	15,678	1.2
Banks	798	0.5	965	0.4	89	0.3	—	—	1,852	0.5
Other financial institutions	451	1.1	2,282	1.1	848	0.9	491	0.3	4,072	1.0
Corporate	27	0.7	56	0.7	35	0.7	—	—	118	0.7

	8,143	1.0	14,942	2.0	10,533	2.1	5,636	2.6	39,254	1.9

Of which ABS (1)	377	0.8	974	0.5	415	—	497	—	2,263	0.3

Note:

(1)	Includes covered bonds.